CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Previously Reported [Member] Series B Preferred Stock [Member] Preferred Stock [Member]	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] AOCI Attributable to Parent [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member]	Restricted Stock [Member] Common Stock [Member]	Restricted Stock [Member] Additional Paid-in Capital [Member]	Restricted Stock [Member]	Common Stock [Member] Interest Expense [Member] Common Stock to be Issued [Member]	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member] Interest Expense [Member] Common Stock to be Issued [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Common Stock to be Issued [Member] Interest Expense [Member] Common Stock to be Issued [Member]	Common Stock to be Issued [Member]	Common Stock to be Returned [Member]	Treasury Stock, Common [Member]	Interest Expense [Member] Common Stock to be Issued [Member]	Total
Balance at Dec. 31, 2022															$ 5			$ 97,494	$ 357	$ (99,772)		$ 175,392	$ (13,689)	$ (7)		$ (1,923)
Balance (in Shares) at Dec. 31, 2022															4,972,736
Balance at Dec. 31, 2023								$ 1							$ 6	$ 1		175,664	401	(152,581)						23,491
Balance (in Shares) at Dec. 31, 2023								55,000							5,996,948
Issuance of restricted common stock for compensation																		129								129
Issuance of restricted common stock for compensation (in Shares)															23,820
Shares forfeited																		(167)								(167)
Shares forfeited (in Shares)															(26,683)
Issuance for rounding of fractional shares due to reverse stock split (in Shares)															34,430
Common stock issued to employees for compensation																		1,555								$ 1,555
Common stock issued to employees for compensation (in Shares)															303,015											100,525
Common stock issued for conversion of convertible debt								$ 1	$ 74,141	$ 74,142					$ 1		$ 5	2,514			$ (175,392)				$ 5	$ 2,515
Common stock issued for conversion of convertible debt (in Shares)								55,000						176,130	527,172
Carryover effects of financial statement restatements in prior periods																				292						292
Shares cancelled in connection with the net settlement of vested restricted stock awards																		(7)					$ 13,689	$ 7
Shares cancelled in connection with the net settlement of vested restricted stock awards (in Shares)															(13,672)
Net loss and comprehensive loss																			44	(53,101)						(53,057)
Balance at Mar. 31, 2024															$ 6	1		175,777	(44)	(155,270)						20,470
Balance (in Shares) at Mar. 31, 2024								55,000							6,001,487
Issuance of common stock under equity incentive plans																		119								119
Issuance of common stock under equity incentive plans (in Shares)															6,333
Issuance of restricted common stock under equity incentive plans																		93								93
Issuance of restricted common stock under equity incentive plans (in Shares)															14,443
Issuance of common stock upon exercise of stock options (in Shares)															6,218
Shares cancelled in connection with the net settlement of vested restricted stock awards																		(99)								(99)
Shares cancelled in connection with the net settlement of vested restricted stock awards (in Shares)															(22,455)
Net loss and comprehensive loss																			(445)	(2,689)						(3,134)
Balance at Dec. 31, 2023								$ 1							$ 6	$ 1		175,664	401	(152,581)						23,491
Balance (in Shares) at Dec. 31, 2023								55,000							5,996,948
Balance at Dec. 31, 2024	$ 1	$ 8	$ 179,157	$ (1,251)	$ (179,407)	$ (1,492)		$ 1							$ 8			179,157	(1,251)	(179,407)						(1,492)
Balance (in Shares) at Dec. 31, 2024	52,999	8,032,318						53,499							8,032,318
Issuance of common stock under equity incentive plans																		45								45
Issuance of common stock under equity incentive plans (in Shares)															17,804
Issuance of restricted common stock under equity incentive plans																		635								635
Issuance of restricted common stock under equity incentive plans (in Shares)															70,936
Issuance of restricted common stock for compensation																		182								182
Issuance of restricted common stock for compensation (in Shares)															88,792
Issuance of common stock upon exercise of stock options																		26								$ 26
Issuance of common stock upon exercise of stock options (in Shares)															6,218											11,999
Common stock issued to employees for compensation (in Shares)																										11,733
Common stock issued for conversion of convertible debt							$ 1		(1)						$ 1			1,416								$ 1,417
Common stock issued for conversion of convertible debt (in Shares)							1,109,036	(1,501)							823,294
Shares cancelled in connection with the net settlement of vested restricted stock awards												$ (209)	$ (209)
Shares cancelled in connection with the net settlement of vested restricted stock awards (in Shares)											(80,710)
Capital contributions																		1,399								1,399
Net loss and comprehensive loss																			(1,652)	(26,825)						(28,477)
Balance at Mar. 31, 2025															$ 8			179,222	(149)	(182,163)						(3,082)
Balance (in Shares) at Mar. 31, 2025															8,362,990
Issuance of common stock under equity incentive plans																		55								$ 55
Issuance of common stock under equity incentive plans (in Shares)															15,760
Issuance of common stock upon exercise of stock options (in Shares)																										0
Common stock issued to employees for compensation (in Shares)																										11,733
Common stock issued for conversion of convertible debt (in Shares)							314,912	(400)
Shares cancelled in connection with the net settlement of vested restricted stock awards								$ (1)	$ 1
Shares cancelled in connection with the net settlement of vested restricted stock awards (in Shares)								(53,099)
Capital contributions																		$ 9								$ 9
Net loss and comprehensive loss																			$ 1,102	$ (2,756)						$ (1,654)